Financial gain (loss) - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange gains	€ 8,715	€ 80
United States of America, Dollars
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange loss	1,835	€ 447
Foreign exchange gains	5,912
Foreign exchange gains (losses) on translation of foreign operations	€ 2,500